11 Taxes	3 Months Ended
Sep. 30, 2012
Notes
11 Taxes

 11          TAXES

The Company’s Chinese subsidiaries are governed by the Income Tax Law of the People’s Republic of China concerning private-run enterprises, which are generally                 subject to tax at a statutory rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments.

The reconciliation of income tax at the U.S. statutory rate to the Company’s effective tax rate is as follows:

	For the Quarter ended September 30,
	2012	2011
Tax at U.S. Statutory rate	$(156,981)	$(334,307)
Tax rate difference between China and U.S.	32,918	64,518
Change in Valuation Allowance	124,063	269,789
Effective tax rate	$0	$0

The provisions of income taxes (credit) are summarized as follows:

	For the Quarter ended September 30,
	2012	2011
Current	$0	$0
Deferred - U.S.	(50,716)	(108,495)
Deferred - China	(73,347)	(161,294)
Valuation allowance - U.S.	50,716	108,495
Valuation allowance - China.	73,347	161,294
Total	$0	$0

The deferred tax assets are substantially related to loss carry forwards for the past 5 years under Chinese tax law.  The Company determined a full valuation allowance was necessary as of September 30, 2012 and 2011.